Borrowings, Other Debts and Derivative Liabilities	12 Months Ended
Mar. 31, 2024
Borrowings, Other Debts and Derivative Liabilities [Abstract]
Borrowings, Other Debts and Derivative Liabilities
21.	Borrowings, other debts and derivative liabilities

Short-term borrowings

The following table presents short-term borrowings from commercial banks, other institutions and individuals as of March 31, 2023 and 2024. Short-term borrowings include borrowings with maturity terms shorter than one year:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Bank borrowings	86,261	15,213

Bank borrowings

As of March 31, 2023 and 2024, the Company obtained short-term bank borrowings of RMB86.3 million and RMB15.2 million in aggregate, of which RMB63.9 million and Nil were collateralized by short-term investments, respectively. The weighted average interest rate for the outstanding borrowings were approximately 3.98% and 4%, respectively. These short-term bank borrowings did not include any restrictive covenants. As of March 31, 2023 and 2024, the unused facility for the short-term borrowing were RMB164.4 million and RMB5.0 million, respectively.

As of March 31, 2024, the Company has not obtained long-term bank borrowings and the unused facility for the long-term borrowings was Nil.

Future principal maturities of short-term borrowings and long-term borrowings as of March 31, 2023 and 2024 are as followings:

	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB
For the year ending March 31,
- Within 1 year	86,261	15,213
Total	86,261	15,213

As of the date of this annual report, all the outstanding short-term borrowing as of March 31, 2024 was subsequently settled.

Other debts

Other debts – non-current consist of the following:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Loan from Chong Li (a)	73,981	10,000
Loan for Yoken Series A-1 Warrant (b)	27,346	32,441
Payable for investment	1,500	1,500
Total	102,827	43,941

(a) Loan from Chong Li

Shanghai Guangcheng signed loan agreement with Chong Li in March 2020 (“Loan from Chong Li”). The loan was interest-free with a principal amount of RMB128 million. The term is 5 years and can be extended if agreed by both Chong Li and Shanghai Guangcheng. The Company accounted for Loan from Chong Li as a long-term debt initially recognized in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) and subsequently measured at amortized cost. During the years ended March 31, 2023 and 2024, the Company repaid the principal of Loan from Chong Li of RMB36.4 million and RMB6.8 million, respectively. For the years ended March 31, 2023 and 2024, the Company recorded interest expenses of RMB4.5 million and Nil, respectively.

The Company issued preferred shares to be settled by Superb Origin International Limited (“Superb Origin”, Chong Li is the 100% equity owner of Superb Origin) after Shanghai Guangcheng repaid the Loan from Chong Li. The Company recorded a receivable for issuance of preferred shares in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) in mezzanine equity for the consideration of the preferred shares not yet received from Superb Origin. After the completion of the IPO in October 2020, preferred shares were automatically converted into Class A ordinary shares. The Company then recorded the unreceived consideration from Superb Origin as receivable for issuance of ordinary shares under shareholders’ equity (Note 22).

In September 2023, Shanghai Guangcheng entered into a debt waiver agreement with Chong Li, which provided that Chong Li waivered RMB75.28 million of the borrowings payable not yet paid by Shanghai Guangcheng. At the same time, the Company entered into a debt waiver agreement with Superb Origin, which provided that the Company would waive the outstanding investment amount of USD 11.25 million payable by Superb Origin to it. Accordingly, the Company offset the waiver amount against “other debts” and “receivable for issuance of ordinary shares” accordingly. For the years ended March 31, 2024, the Company recorded an investment loss of RMB 1.4 million on this transaction (Note 17).

(b) Yoken Series A-1 Warrant

On March 2, 2020, Yoken Holding Limited (“Yoken”), a wholly owned subsidiary of the Company, entered into a share purchase agreement with three investors (“Yoken Series A-1 SPA”). According to the Yoken Series A-1 SPA, Yoken will issue each investor a warrant (“Yoken Series A-1 Warrant”) to purchase certain quantity of Yoken’s Series A-1 Preferred Shares (“Yoken Series A-1 Preferred Shares”). As the consideration for each Yoken Series A-1 Warrant, the respective investor shall provide a loan (“Loan for Yoken Series A-1 Warrant”) carrying a simple interest of 10% per annum to Chengdu Chongaita Information Technology Co., Ltd. (“Chongaita”), a wholly owned PRC subsidiary of Yoken. Yoken will only issue the Yoken Series A-1 Warrants after Chongaita has received all loan proceeds. Both the issuance of the Yoken Series A-1 Warrants and the receipt of the loan proceeds are closing conditions of the transactions in the Yoken Series A-1 SPA. The Company accounted for the loan as a term loan carrying an annual simple interest of 10%. As of March 31, 2020, the carrying value of the loan proceeds of Yoken Series A-1 Warrant was RMB18 million.

(b) Yoken Series A-1 Warrant (continued)

On October 23, 2020, one of the investors terminated and entered into a new share purchase agreement with Yoken, pursuant to which 120,000 Yoken Series A-1 Preferred Shares were issued on October 23, 2020 for an aggregated consideration of RMB6 million. On the same day, the Company issued the remaining two investors two warrants to purchase up to 360,000 and 200,000 Yoken Series A-1 Preferred Shares at an exercise price per share of US$ 7.14 in connection with a loan of RMB18 million (equivalent to US$2.5 million) and RMB10 million (equivalent to US$1.4 million) granted to Chongaita (“Loan for Yoken Series A-1 Warrant”). As a debt modification, the Company reversed RMB1.4 million interest expense as other gains, net. The Company recognized the Yoken Series A-1 Warrant and bifurcated the conversion feature as derivative liability out of the total consideration received. As of March 31, 2023 and 2024, the carrying value of Yoken Series A-1 Warrant were RMB27.3 million and RMB32.4 million, respectively, and fair value of conversion feature were RMB7.9 million and RMB5.7 million, respectively.

Derivative liabilities

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Conversion feature of Yoken Series A-1 Warrant (a)	7,850	5,721
Forward exchange contracts (b)	2,851	-
Total	10,701	5,721

For the initial recognition of each debt instrument that has a bifurcated derivative liability (i.e., embedded warrant or conversion feature), out of the total consideration received, the derivative liability is recognized at fair value and the remaining consideration (net of issuance costs) is then allocated to the host debt instrument. The derivative liability is subsequently carried at fair value with any changes in fair value recognized currently in the income statement. The host debt instrument is subsequently amortized using the effective interest rate method. Upon conversion of the host debt instrument into the Preferred Shares or debt repayment, both the host debt instrument and the respective derivative liability are subject to extinguishment accounting with a gain or loss recognized from the difference between the recoded values of both liabilities and the fair value of consideration given by the Company (i.e., the Preferred Shares or cash).

(a) The warrant issued in connection with Yoken Series A-1 Warrant is embedded instead of freestanding because it is (1) issued in connection with the instrument and (2) not separately exercisable without terminating the debt instruments. Therefore, each combined instrument (loan with embedded warrant) is substantially similar to a convertible debt where the embedded warrant is similar to a conversion feature able to convert the debt instrument into the Preferred Shares.

The Company assessed the embedded warrant along with the conversion features in Yoken Series A-1 Warrant and concluded that it is required to be bifurcated and accounted for separately as derivative liabilities. This is because (1) the embedded warrant or conversion feature, as an equity-linked feature, is not considered clearly and closely related to its debt host instrument, and (2) the redemption rights of the convertible Preferred Shares could give rise to net settlement of the conversion feature of the Preferred Shares.

(b) In June and December 2021 and March 2022, the Company entered three new forward exchange contracts with a financial institution. Pursuant to which, the financial institution agreed to purchase US$8 million, US$4 million and US$5 million from the Company in exchange of RMB52.4 million, RMB26.1 million and RMB32.1 million at a fixed foreign exchange rate of 6.5452, 6.5128 and 6.4200 on June 2022, December 2022 and March 2023, respectively. The Company settled in advance with amount of US$11 million and recorded the fair value gain in the amount of RMB1.2 million as fair value change of derivative liabilities. For the year ended March 31, 2022, the fair value gain of the rest forward exchange contracts was RMB0.9 million and was recorded as fair value change of derivative liabilities. The carrying value of the remaining forward exchange contracts was RMB0.7 million and was recorded as prepayments and other current assets.

In December 2022 and March 2023, the forward exchange contracts which signed in December 2021 and March 2022 were renewed to December 2023 and March 2024 respectively. And the Company settled in advance with amount of US$1.5 million and recorded the fair value gain in the amount of RMB0.1 million as fair value change of derivative liabilities. For the year ended March 31, 2023, the fair value loss of the rest forward exchange contracts was RMB(3.6) million and was recorded as fair value change of derivative liabilities. The carrying value of the remaining forward exchange contracts was RMB2.9 million and was recorded as derivative liabilities.

The forward exchange contracts which signed in December 2021 and March 2022 had expired in December 2023 and March 2024 and the company paid RMB1.25 million and RMB4.76 million respectively to the bank to close the transactions, resulting in a cumulative loss of RMB (3.2) million recorded as fair value change of derivative liabilities. As of March 31, 2024, the carrying value of the forward exchange contracts was Nil.